Basic and Diluted Net Income (Loss) Per Share - Schedule of Basic and Diluted Net Income (Loss) per Share Attributable to Common Stockholders (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net Loss	$ (65,393)	$ (57,720)
Add: Gain on extinguishment of convertible preferred stock		216,386
Net income (loss) attributable to common stockholders, basic	(65,393)	158,666
Less: Warrants, series with dilutive impact only
Less: Convertible preferred stock, series with dilutive impact only		(230,774)
Net loss attributable to common stockholders, dilutive	$ (65,393)	$ (72,108)
Denominator:
Weighted-average common shares outstanding, basic (in Shares)	15,786,762	3,443,746
Add: Warrants, series with dilutive impact only (in Shares)		5,830,385
Add: Options, with dilutive impact only (in Shares)		31,857
Add: Convertible preferred stock, series with dilutive impact only (in Shares)
Weighted-average shares outstanding, dilutive (in Shares)	15,786,762	9,305,988